UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2015

1.809090.112
NFY-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
New York - 93.7%
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	$1,215	$1,427
5% 12/1/22	1,000	1,194
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	695
5% 7/1/25	455	529
5% 7/1/26	450	519
5% 7/1/27	500	572
5% 7/1/28	360	409
5% 7/1/29	300	338
5% 7/1/30	575	643
5% 7/1/40	1,000	1,089
5.25% 7/1/35	1,000	1,130
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	389
5% 7/1/24	400	475
5% 7/1/25	250	297
5% 7/1/26	500	588
5% 7/1/27	2,000	2,335
5% 7/1/29	500	575
Dutchess County Local Dev. Corp. Rev. (Marist College Proj.) Series 2015 A:
5% 7/1/26	550	656
5% 7/1/27	350	414
5% 7/1/28	500	587
5% 7/1/29	700	814
5% 7/1/31	2,610	2,998
5% 7/1/32	2,660	3,041
5% 7/1/33	2,770	3,154
5% 7/1/34	2,935	3,329
5% 7/1/35	3,000	3,387
5% 7/1/36	1,000	1,125
5% 7/1/40	8,500	9,515
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	329
5% 9/15/28	275	325
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,784
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,299
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,100
5.25% 7/1/18	1,090	1,194
5.25% 7/1/19	1,100	1,207
5.75% 7/1/39	6,500	7,110
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,196
5.75% 2/15/47	22,185	25,236
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	983
Series 2009 A, 5.25% 4/1/21	1,945	2,183
Series 2012 A, 5% 9/1/42	2,320	2,531
Series 2012 B:
5% 9/1/25	4,000	4,607
5% 9/1/26	10,065	11,519
5% 9/1/27	10,000	11,378
Series 2014 A, 5% 9/1/35	5,000	5,593
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,640
5% 7/1/25	1,000	1,166
5% 7/1/26	1,150	1,338
5% 7/1/27	1,630	1,893
5% 7/1/28	1,015	1,178
Series 2012 A, 5% 7/1/23	1,000	1,192
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	612
5% 7/1/30	1,125	1,336
5% 7/1/32	1,250	1,471
5% 7/1/33	1,000	1,172
5% 7/1/35	1,000	1,163
5% 7/1/40	4,000	4,565
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	245	246
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	420
5% 5/1/24	750	908
5% 5/1/25	750	915
5% 5/1/26	1,200	1,449
5% 5/1/27	700	856
5% 5/1/29	1,750	2,053
5% 5/1/30	1,000	1,164
5% 5/1/31	1,205	1,394
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,496
5% 7/1/29	1,050	1,247
5% 7/1/30	1,000	1,178
5% 7/1/31	1,200	1,403
5% 7/1/32	1,250	1,455
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,610
5% 4/1/29	14,040	15,990
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,534
5% 7/1/22	5,500	6,193
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	524
5% 7/1/26	1,500	1,712
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,255
5% 7/1/22	2,000	2,276
5% 7/1/27	2,155	2,400
Series 2014 B:
5% 7/1/23	550	640
5% 7/1/27	1,000	1,131
Series 2014 C, 5% 7/1/26	3,000	3,425
Nassau County Swr. & Storm Wtr. Fin. Series 2014 A:
5% 10/1/26	2,300	2,787
5% 10/1/27	5,000	6,010
5% 10/1/28	3,450	4,120
New York City Gen. Oblig.:
Series 2007 D1:
5.125% 12/1/23	3,185	3,478
5.125% 12/1/23 (Pre-Refunded to 12/1/17 @ 100)	1,815	1,983
Series 2008 A1, 5.25% 8/15/27	15,000	16,691
Series 2012 A1, 5% 8/1/24	2,400	2,831
Series 2012 G1, 5% 4/1/25	4,300	5,061
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,508
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,160
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,332
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	10,025	11,234
Series 2009 C, 5% 6/15/44	2,700	3,004
Series 2009 DD, 6% 6/15/40	1,115	1,258
Series 2009 EE, 5.25% 6/15/40	8,500	9,576
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,637
Series 2009 GG, 5.25% 6/15/40	10,000	11,265
Series 2009 GG1, 5.25% 6/15/32	7,000	7,997
Series 2011 EE:
5.375% 6/15/40	2,310	2,715
5.375% 6/15/43	20,035	23,497
5.5% 6/15/43	4,375	5,134
Series 2012 BB, 5.25% 6/15/44	2,330	2,650
Series 2012 CC, 5% 6/15/45	8,000	9,035
Series 2012 FF, 5% 6/15/24	18,240	21,701
Series 2013 CC, 5% 6/15/47	23,575	26,169
Series 2014 BB, 5% 6/15/46	9,785	10,910
Series 2014 CC, 5% 6/15/47	11,200	12,484
Series 2015 AA, 5% 6/15/44	6,200	6,950
Series 2015 FF:
5% 6/15/29	5,080	6,021
5% 6/15/30	6,060	7,126
5% 6/15/31	11,780	13,778
5% 6/15/32	2,000	2,328
Series GG, 5% 6/15/43	2,700	3,001
5% 6/15/35	10,000	11,402
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,139
Series 2008 S1, 5% 1/15/34	10,000	10,835
Series 2009 S1:
5.5% 7/15/31	5,000	5,609
5.5% 7/15/38	2,900	3,238
5.625% 7/15/38	2,900	3,249
Series 2009 S2, 6% 7/15/38	7,500	8,495
Series 2009 S3:
5.25% 1/15/26	1,000	1,130
5.25% 1/15/39	6,100	6,769
5.375% 1/15/34	13,435	15,121
Series 2009 S4:
5.5% 1/15/34	1,000	1,136
5.5% 1/15/39	6,700	7,594
5.75% 1/15/39	2,900	3,310
Series 2009 S5, 5.25% 1/15/39	10,180	11,296
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,084
Series S1, 5% 7/15/28	9,000	10,543
New York City Transitional Fin. Auth. Rev.:
Series 2011 D1, 5.25% 2/1/30	5,435	6,366
Series 2012 B, 5% 11/1/24	7,500	9,070
Series 2013 B, 5% 11/1/26	2,955	3,533
Series 2013 F:
5% 2/1/31	6,000	6,936
5% 2/1/32	5,000	5,741
Series 2013 F1, 5% 2/1/28	11,120	13,023
Series 2014 D1:
5% 2/1/27	5,000	5,909
5% 2/1/28	5,000	5,869
5% 2/1/29	7,500	8,749
5% 2/1/31	4,300	4,958
5% 2/1/32	1,515	1,739
Series A, 5% 8/1/28	3,500	4,141
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,635
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,865
5% 11/15/30	2,000	2,329
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,827
Series 2012 A, 5% 5/15/23	2,400	2,866
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 A, 5% 3/15/24	5,000	5,477
Series 2008 B:
5.25% 3/15/38	1,500	1,681
5.75% 3/15/36	10,500	12,059
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	12,002
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	989
5% 2/15/37	7,500	8,453
Series 2013 A, 5% 2/15/30	18,985	21,853
Series 2014 2, 5.25% 2/15/23	7,910	8,984
Series 2014 A:
5% 2/15/39	20,345	22,540
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	23
5% 2/15/24	4,180	4,963
5% 2/15/34	15,490	17,250
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
5% 3/15/36 (Pre-Refunded to 9/15/16 @ 100)	135	141
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,707
5% 7/1/29	5,000	5,676
5% 10/1/29	785	920
5% 5/1/30	3,450	3,943
5% 7/1/30	10,120	11,834
5% 7/1/30	5,000	5,632
5% 10/1/30	535	624
5% 5/1/31	11,000	12,494
5% 7/1/31	15,000	16,804
5% 10/1/31	1,595	1,849
5% 10/1/32	1,550	1,788
Series 2015 B:
5% 10/1/28	1,000	1,178
5% 10/1/29	1,470	1,716
5% 10/1/33	1,010	1,156
5% 10/1/34	1,070	1,220
Series 2015:
5% 12/1/19 (a)	1,100	1,214
5% 12/1/20 (a)	1,200	1,335
5% 12/1/21 (a)	800	893
5% 12/1/23 (a)	700	782
5% 12/1/24 (a)	600	671
5% 12/1/27 (a)	1,200	1,315
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	425	441
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,892
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,326
5% 7/1/37	6,000	6,820
Series 2009 A:
5% 7/1/22	445	511
5% 7/1/23	1,315	1,510
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,332
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,186
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/21 (AMBAC Insured)	10,000	12,086
5.5% 5/15/28	2,700	3,433
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	1,130	1,164
Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	90	96
Series 2011 A:
5.75% 7/1/31	4,000	4,620
6% 7/1/40	4,000	4,628
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,882
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	2,945	3,232
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,163
5% 7/1/21	1,500	1,729
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,856
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,408
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,279
5.5% 3/1/39	2,500	2,828
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,785
Series 1:
4% 7/1/21	1,000	1,132
5% 7/1/21	1,000	1,186
5% 7/1/23	1,350	1,607
Series 2010 A:
5% 7/1/19	1,500	1,696
5% 7/1/21	7,000	8,047
5% 7/1/22	6,000	6,874
5% 7/1/41	12,000	13,633
Series 2011 A:
5% 5/1/18	1,000	1,093
5% 5/1/20	5,590	6,379
5% 5/1/21	3,140	3,633
5% 5/1/22	2,350	2,732
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,407
5% 10/1/20 (FSA Insured)	1,100	1,287
5% 10/1/21 (FSA Insured)	1,000	1,185
5% 10/1/23 (FSA Insured)	1,000	1,191
5% 10/1/24 (FSA Insured)	750	890
Series 2012:
5% 7/1/23	1,000	1,188
5% 7/1/38	1,000	1,124
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,671
5% 10/1/27 (FSA Insured)	1,000	1,184
5% 10/1/28 (FSA Insured)	1,000	1,173
Series A, 5.75% 7/1/18	2,135	2,307
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	6
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,422
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,741
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,534
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,707
5.625% 11/15/39	6,000	6,776
Series 2009 B, 5% 11/15/34	19,560	22,211
Series 2012 A:
5% 11/15/22	2,500	3,021
5% 11/15/29	17,000	19,904
New York Metropolitan Trans. Auth. Rev.:
Series 2005 G, 5% 11/15/21	3,200	3,746
Series 2007 B:
5% 11/15/26	8,185	8,850
5% 11/15/28	2,235	2,408
Series 2008 A, 5.25% 11/15/36	15,000	16,149
Series 2008 B2:
5% 11/15/22	4,000	4,804
5% 11/15/23	5,910	7,076
Series 2008 C, 6.5% 11/15/28	9,670	11,279
Series 2011 A, 5% 11/15/22	1,500	1,771
Series 2011 D:
5% 11/15/20	2,000	2,346
5% 11/15/24	6,590	7,741
5% 11/15/25	5,000	5,864
Series 2012 D, 5% 11/15/25	20,000	23,701
Series 2012 F:
5% 11/15/21	1,500	1,783
5% 11/15/22	5,000	6,005
5% 11/15/23	7,000	8,381
Series 2012 H:
5% 11/15/24	3,290	3,930
5% 11/15/33	3,505	4,013
5% 11/15/42	4,750	5,284
Series 2013 A, 5% 11/15/43	3,250	3,623
Series 2013 E, 5% 11/15/43	15,375	17,160
Series 2014 A1:
5% 11/15/23	2,300	2,770
5% 11/15/44	8,000	8,804
Series 2014 B, 5.25% 11/15/44	6,300	7,122
Series 2014 D, 5.25% 11/15/44	5,000	5,697
Series 2015 B:
5% 11/15/26	1,495	1,785
5% 11/15/28	1,000	1,174
5% 11/15/29	2,125	2,477
5.5% 11/15/18	1,645	1,760
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,441
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,964
New York Thruway Auth. Gen. Rev.:
Series 2007 H:
5% 1/1/21	5,755	6,270
5% 1/1/25	13,000	14,134
5% 1/1/26	4,000	4,344
Series 2013 A, 5% 5/1/19	13,600	15,362
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,292
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,688
Series 2011 A2:
5% 4/1/21	2,385	2,827
5% 4/1/23	6,000	7,043
New York Urban Dev. Corp. Rev.:
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,712
5% 1/1/24 (FSA Insured)	5,975	6,503
Series 2013 C, 5% 3/15/30	4,540	5,289
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	92
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	991
7.5% 3/1/17 (Escrowed to Maturity)	100	109
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,191
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,959
5% 6/15/24 (FSA Insured)	1,450	1,712
5% 6/15/25 (FSA Insured)	1,670	1,955
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,002
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,515
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,885
5% 9/1/28 (b)	7,350	8,476
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,423
5% 3/1/21 (FSA Insured)	3,000	3,469
5% 3/1/22 (FSA Insured)	4,000	4,648
5% 3/1/23 (FSA Insured)	2,500	2,927
5% 3/1/24 (FSA Insured)	1,600	1,886
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	899
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,099
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,156
5% 7/1/26	1,280	1,461
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,200
5% 3/1/25	500	604
5% 3/1/26	500	597
5% 3/1/27	350	415
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,675
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,460
5.25% 11/15/38	14,500	15,849
Series 2006 A, 5% 11/15/31	965	1,009
Series 2012 B:
0% 11/15/27	2,500	1,704
0% 11/15/28	2,500	1,630
Series 2013 A:
5% 11/15/23	1,785	2,151
5% 11/15/24	4,000	4,786
Series 2013 C:
5% 11/15/26	5,475	6,442
5% 11/15/27	5,660	6,622
5% 11/15/28	5,935	6,895
5% 11/15/29	6,340	7,328
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,525
5.125% 9/1/40	8,055	8,968
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	351
5% 4/1/30	350	404
5% 4/1/31	335	385
5% 4/1/32	1,000	1,143
5% 4/1/34	1,045	1,185
5% 4/1/35	1,180	1,333
5% 4/1/40	1,400	1,563
5% 4/1/45	2,250	2,498
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	625
4% 3/15/19 (FSA Insured)	1,700	1,852
5% 3/15/22 (FSA Insured)	750	860
5% 3/15/23 (FSA Insured)	1,255	1,439
5% 3/15/24 (FSA Insured)	1,545	1,769
Series 2015 B:
4% 8/1/18 (FSA Insured)	1,255	1,353
5% 8/1/21 (FSA Insured)	735	857
5% 8/1/22 (FSA Insured)	510	600
5% 8/1/23 (FSA Insured)	300	354
Series 2015 C:
3% 8/1/16 (FSA Insured)	425	433
4% 8/1/17 (FSA Insured)	400	421
4% 8/1/18 (FSA Insured)	630	679
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,847
5% 9/1/27 (FSA Insured)	3,755	4,397
5% 8/1/28 (FSA Insured)	2,060	2,387
5% 9/1/28 (FSA Insured)	3,945	4,579
5% 8/1/29 (FSA Insured)	1,500	1,726
5% 9/1/29 (FSA Insured)	4,150	4,779
5% 8/1/30 (FSA Insured)	1,500	1,714
5% 9/1/30 (FSA Insured)	4,365	4,991
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,272
6% 6/1/41	5,000	5,555

TOTAL NEW YORK		1,694,141

New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	28,612
166th Series, 5% 1/15/41	5,400	5,902
185th Series, 5% 9/1/27 (b)	6,200	7,202
85th Series, 5.375% 3/1/28	6,280	7,633

TOTAL NEW YORK AND NEW JERSEY		49,349

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,142
5% 10/1/17	2,750	2,939

TOTAL VIRGIN ISLANDS		7,081

TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $1,652,390)		1,750,571
NET OTHER ASSETS (LIABILITIES) - 3.2%		57,230
NET ASSETS - 100%		$1,807,801

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,210,000 or 0.3% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,652,329,000. Net unrealized appreciation aggregated $98,242,000, of which $99,005,000 related to appreciated investment securities and $763,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015